TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.50%	0.99%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.07%	2.41%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.06%	5.22%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	3.52%	7.74%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	9.05%	15.08%
181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	36.42%	44.96%
> 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Estimated total gross carrying amount at default | Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (77,801)	$ (72,828)
Estimated total gross carrying amount at default | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21,210)	(26,266)
Estimated total gross carrying amount at default | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,374)	(10,479)
Estimated total gross carrying amount at default | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,648)	(7,377)
Estimated total gross carrying amount at default | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,291)	(5,292)
Estimated total gross carrying amount at default | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,625)	(9,070)
Estimated total gross carrying amount at default | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,607)	(11,766)
Estimated total gross carrying amount at default | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,277)	(7,159)
Estimated total gross carrying amount at default | Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(144,833)	(150,237)
Lifetime ECL | Less than 30
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	389	721
Lifetime ECL | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	227	633
Lifetime ECL | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	173	547
Lifetime ECL | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	128	571
Lifetime ECL | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	750	798
Lifetime ECL | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	955	4,078
Lifetime ECL | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,607	11,766
Lifetime ECL | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,277	7,159
Lifetime ECL | Total
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 25,506	$ 26,273